Auditor's remuneration	12 Months Ended
Dec. 31, 2025
Auditor's remuneration Abstract
Auditor's remuneration

36. Auditor’s remuneration

The statutory auditor’s fees for carrying out its mandate at group level amounted to €1,270.8 thousand in 2025 which includes audit services related to the intended separation of the Company, the small molecules restructuring and wind down activities (2024: €1,063.9 thousand, which includes audit services related to the Alfasigma transaction and the Adaptimmune contract). Audit-related fees, for services which generally the auditor provides, amounted to €14.0 thousand in 2025 (2024: €17.2 thousand). Other fees related to non-audit services executed by the statutory auditor amounted to €148.7 thousand in 2025 (2024: €88.9 thousand) and related to sustainability reporting. Other fees related to non-audit services executed by persons related to the statutory auditor amounted to nil in 2025 (2024: nil). Tax fees amounted to €15.1 thousand in 2025 (2024: €49.5 thousand) related to tax assistance. The Audit Committee and the Board of Directors are of the opinion that these non-audit services do not affect the independence of the statutory auditor in the performance of his audit. The abovementioned additional fees were fully approved by the Audit Committee in accordance with article 3:64 of the BCCA.